Exhibit 99.1

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	August 2017
Distribution Date	09/15/17
Transaction Month	50
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 1, 2013
Closing Date:	June 27, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,547,772,942.62	80,923	3.53%	56.05
Original Adj. Pool Balance:		$1,514,531,732.70

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$348,000,000.00	22.484%	0.25000%		July 15, 2014
Class A-2 Notes	Fixed	$455,000,000.00	29.397%	0.53000%		March 15, 2016
Class A-3 Notes	Fixed	$431,000,000.00	27.846%	0.71000%		September 15, 2017
Class A-4 Notes	Fixed	$167,690,000.00	10.834%	1.01000%		February 15, 2019
Class B Notes	Fixed	$27,270,000.00	1.762%	1.45000%		February 15, 2019
Class C Notes	Fixed	$40,890,000.00	2.642%	1.71000%		February 15, 2019
Class D Notes	Fixed	$33,310,000.00	2.152%	2.48000%		September 16, 2019
Total Securities		$1,503,160,000.00	97.118%

Overcollateralization		$11,371,732.70	0.735%
YSOA		$33,241,209.92	2.148%
Total Original Pool Balance		$1,547,772,942.62	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$-	-	$-	-	$-
Class C Notes	$26,136,574.93	0.6391923	$-	-	$26,136,574.93
Class D Notes	$33,310,000.00	1.0000000	$-	-	$33,310,000.00
Total Securities	$59,446,574.93	0.0395477	$-	-	$59,446,574.93

Weighted Avg. Coupon (WAC)	3.86%		3.92%
Weighted Avg. Remaining Maturity (WARM)	12.93		12.23
Pool Receivables Balance	$82,928,833.38		$72,800,841.32
Remaining Number of Receivables	21,631		20,700

Adjusted Pool Balance	$82,164,550.92		$72,164,529.38

III. COLLECTIONS

Principal:
Principal Collections	$10,013,041.23
Repurchased Contract Proceeds Related to Principal	$72,800,841.32
Recoveries/Liquidation Proceeds	$178,369.19
Total Principal Collections	$82,992,251.74

Interest:
Interest Collections	$272,831.07
Late Fees & Other Charges	$43,003.55
Interest on Repurchase Principal	$140,150.38
Total Interest Collections	$455,985.00

Collection Account Interest	$6,572.60
Reserve Account Interest	$2,666.98
Servicer Advances	$-

Total Collections	$83,457,476.32

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	August 2017
Distribution Date	09/15/17
Transaction Month	50
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$83,457,476.32
Reserve Account Release	$3,786,329.33
Reserve Account Draw	$-
Total Available for Distribution	$87,243,805.65

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$69,107.36	$-	$69,107.36	$69,107.36
	Collection Account Interest					$6,572.60
	Late Fees & Other Charges					$43,003.55
Total due to Servicer						$118,683.51

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$-		$-

	Total Class A interest:		$-		$-	$-

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$-		$-	$-

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$37,244.62		$37,244.62	$37,244.62

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$68,840.67		$68,840.67	$68,840.67

	Available Funds Remaining:					$87,019,036.85

9.	Regular Principal Distribution Amount:					$59,446,574.93

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$-		$-
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$10,000,021.54		$26,136,574.93
	Class D Notes Total:		$-		$33,310,000.00
	Total Noteholders Principal		$10,000,021.54		$59,446,574.93

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					27,572,461.92

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$764,282.46
Beginning Period Amount	$764,282.46
Current Period Amortization	$127,970.52
Ending Period Required Amount	$636,311.94
Ending Period Amount	$636,311.94
Next Distribution Date Required Amount	$523,660.87

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	August 2017
Distribution Date	09/15/17
Transaction Month	50
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,786,329.33
Beginning Period Amount	$3,786,329.33
Current Period Release to Collection Account	$3,786,329.33
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$-
Ending Period Amount	$-

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$22,717,975.99	$72,164,529.38	$22,717,975.99
Overcollateralization as a % of Original Adjusted Pool	1.50%	4.76%	1.50%
Overcollateralization as a % of Current Adjusted Pool	27.65%	100.00%	31.48%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.48%	20,179	95.83%	$69,762,993.76
30 - 60 Days	2.00%	414	3.31%	$2,409,685.56
61 - 90 Days	0.44%	91	0.73%	$532,733.89
91-120 Days	0.07%	15	0.12%	$89,046.26
121 + Days	0.00%	1	0.01%	$6,381.85
Total		20,700		$72,800,841.32

Delinquent Receivables 30+ Days Past Due
Current Period	2.52%	521	4.17%	$3,037,847.56
1st Preceding Collection Period	2.39%	517	3.93%	$3,263,036.73
2nd Preceding Collection Period	2.14%	479	3.35%	$3,119,650.33
3rd Preceding Collection Period	2.30%	534	3.53%	$3,676,970.10
Four-Month Average	2.34%		3.75%

Repossession in Current Period		11		$50,503.53
Repossession Inventory		40		$33,857.54

Current Charge-Offs
Gross Principal of Charge-Offs				$114,950.83
Recoveries				$(178,369.19)
Net Loss				$(63,418.36)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.92%

Average Pool Balance for Current Period				$77,864,837.35

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.98%
1st Preceding Collection Period				-0.67%
2nd Preceding Collection Period				-0.21%
3rd Preceding Collection Period				-0.28%
Four-Month Average				-0.53%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		18	2,640	$38,236,473.47
Recoveries		22	2,465	$(24,179,932.54)
Net Loss				$14,056,540.93
Cumulative Net Loss as a % of Initial Pool Balance				0.91%

Net Loss for Receivables that have experienced a Net Loss *		9	2,192	$14,220,220.42
Average Net Loss for Receivables that have experienced a Net Loss				$6,487.33

Principal Balance of Extensions				$412,998.58
Number of Extensions				70

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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